VIA EDGAR TRANSMISSION

January 4, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ARK ETF Trust (the “Registrant”) File Nos. 333-191019 and 811-22883 Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Registrant as certification that the Registrant’s Prospectus and Statement of Additional Information, each dated December 31, 2015, do not differ from those contained in Post-Effective Amendment No. 5 (“Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2015.

If you have any questions regarding this filing, please do not hesitate to contact me at 646-668-4138 or aeisenbeis@ark-invest.com or Jane A. Kanter at 646-668-4140 or jkanter@ark-invest.com.

Very truly yours,

/s/ Amy D. Eisenbeis

Amy D. Eisenbeis